Account Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Account Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31, 2026	As of September 30, 2025
Accounts receivable	$7,031,101	$7,277,740
Allowance for credit loss	(2,584,280)	(2,304,356)
Total accounts receivable, net	$4,446,821	$4,973,384

Schedule of Movements of Allowance for Credit Loss

Movements of allowance for credit loss are as follows:

	As of March 31, 2026	As of September 30, 2025
Beginning balance	$2,304,356	$1,112,315
Adoption ASU 2016-13	229,474	1,951,083
Recovery of provision	—	—
Write off	—	(739,689)
Exchange rate effect	50,450	(19,353)
Ending balance	$2,584,280	$2,304,356